Condensed Statement of Operations and Comprehensive Income (Loss) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net revenues	$ 60,958	$ 63,668	$ 98,300
Operating expenses:
General and administrative (including share-based compensation expenses $382, $nil and $nil for the years ended December 31, 2014, 2015 and 2016, respectively)	5,015	8,103	6,604
Selling and marketing (including share-based compensation expenses $133, $nil and $nil for the years ended December 31, 2014, 2015 and 2016, respectively)	4,259	1,331	9,265
Research and development (including share-based compensation expenses $238, $nil and $nil for the years ended December 31, 2014, 2015 and 2016, respectively)	6,601	8,084	7,174
Total operating expenses	15,875	17,518	25,953
Income (Loss) from operations	11,536	(11,644)	(16,170)
Change in fair value of the Put Option	210	210	210
(Loss) income before income taxes	9,778	(12,697)	(15,197)
Income taxes		996	438
Net (loss) income attributable to China Techfaith Wireless Communication Technology Limited	10,132	(12,805)	(13,431)
Foreign currency translation adjustment	(21,134)	(13,695)	(8,614)
Comprehensive loss attributable to China Techfaith Wireless Communication Technology Limited:	(9,287)	(25,295)	(21,204)
Parent Company
Net revenues	0	0	0
Operating expenses:
General and administrative (including share-based compensation expenses $382, $nil and $nil for the years ended December 31, 2014, 2015 and 2016, respectively)	(20)	85	(420)
Selling and marketing (including share-based compensation expenses $133, $nil and $nil for the years ended December 31, 2014, 2015 and 2016, respectively)			(133)
Research and development (including share-based compensation expenses $238, $nil and $nil for the years ended December 31, 2014, 2015 and 2016, respectively)			(238)
Total operating expenses	(20)	85	(791)
Other operating income	0	0	0
Income (Loss) from operations	(20)	85	(791)
Equity in Income (loss) income of subsidiaries	10,362	(12,680)	(12,430)
Change in fair value of the Put Option	(210)	(210)	(210)
(Loss) income before income taxes	10,132	(12,805)	(13,431)
Income taxes	0	0	0
Net (loss) income attributable to China Techfaith Wireless Communication Technology Limited	10,132	(12,805)	(13,431)
Other comprehensive loss, net of tax	0	0	0
Foreign currency translation adjustment	(19,419)	(12,490)	(7,773)
Comprehensive loss attributable to China Techfaith Wireless Communication Technology Limited:	$ (9,287)	$ (25,295)	$ (21,204)